State Street My2033 Corporate Bond ETF Expense Example - State Street My2033 Corporate Bond ETF - State Street My2033 Corporate Bond ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192